Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 31, 2011
Portfolio 21 (Prospectus Summary) | Portfolio 21 | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PORTX
Portfolio 21 (Prospectus Summary) | Portfolio 21 | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PORIX

Portfolio 21 (Prospectus Summary) | Portfolio 21
SUMMARY SECTION
Investment Objective
Portfolio 21 seeks long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Portfolio 21.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Portfolio 21	Class R	Class I
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Portfolio 21		Class R	Class I
Management Fee		0.95%	0.95%
Distribution and Service (12b-1) Fee		0.25%	none
Other Expenses		0.25%	0.20%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Portfolio Operating Expenses		1.47%	1.17%
Plus: Recouped Management Fees		0.0001	0.0001
Total Annual Portfolio Operating Expenses Plus Recouped Management Fees	[1][2]	1.48%	1.18%
[1]	Portfolio 21 Investments (the "Advisor") has contractually agreed to reduce its fees and/or pay Portfolio 21's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Portfolio Operating Expenses Plus Recouped Management Fees for Class R shares and Class I shares of Portfolio 21 to 1.50% and 1.20%, respectively, of each class' average net assets (the "Expense Caps"). The Expense Caps will remain in effect until at least October 31, 2012. The Agreement may be terminated at any time by the Board upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment for management fee waivers and/or Fund expense payments made in the prior three fiscal years.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived/Recouped and Expenses Absorbed provided in the Financial Highlights Section of the statutory Prospectus, which reflects the operating expenses of Portfolio 21 and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the costs of investing in Portfolio

21 with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Portfolio 21 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Portfolio 21's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Portfolio 21 (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class R	151	466	804	1,758
Class I	120	373	645	1,421

Portfolio Turnover
Portfolio 21 pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect Portfolio 21's performance. During the most recent fiscal year, Portfolio 21's turnover rate was 8.00% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, Portfolio 21 primarily invests in common stocks of domestic and foreign companies, including American Depositary Receipts

("ADRs"), of any size market capitalization. Currently, Portfolio 21 anticipates that it may invest in at least ten countries which may include: the United

States, Japan, Sweden, the United Kingdom, Switzerland, Denmark, Spain, France,

Germany and Brazil. The companies must satisfy certain environmental criteria and exhibit certain financial characteristics that indicate positive prospects for long-term earnings growth. "Portfolio 21" refers to the progressive thinking that will be required to sustain society in the 21st century. In selecting investments, the Advisor concentrates on those companies that are integrating environmental strategies into their business planning, practices and investments. The Advisor employs a "bottom-up" approach to stock selection.

When choosing foreign securities, Portfolio 21 may consider such factors as the condition and growth potential of the various economies and securities markets,

currency and taxation policies and other pertinent financial, social, national and political factors. Under normal market circumstances, approximately 60% of

Portfolio 21's investments will typically be in foreign securities, either directly or through ADRs. In addition, Portfolio 21 may invest in companies located in emerging markets. With respect to emerging markets, there is no maximum percentage in which Portfolio 21 may invest.

All companies are reviewed on an ongoing basis to confirm their continued

commitment to environmental business practices. A security will be sold within a reasonable period of time after it is determined that one or both of the following has occurred: the company no longer meets the environmental evaluation criteria; and/or the company no longer meets minimum financial standards.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in

Portfolio 21. The following principal risks can affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Small- and Medium-Sized Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Management Risk: The Advisor may fail to implement Portfolio 21's investment strategies and meet its investment objective.

·  Foreign Securities and Emerging Markets Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. These risks are enhanced in emerging markets.

·  Environmental Policy Risk. Portfolio 21's environmental sustainability policy could cause it to underperform compared to similar funds that do not have such a policy. Accordingly, Portfolio 21 may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for environmental reasons when it might be otherwise disadvantageous for it to do so.

Performance
The following performance information provides some indication of the risks of investing in Portfolio 21. The bar chart below illustrates how Portfolio 21's

Class R shares total returns have varied from year to year. The table below illustrates how Portfolio 21's average annual total returns for 1, 5 and 10-year periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective. Portfolio 21's past performance, before and after taxes, is not necessarily an indication of how

Portfolio 21 will perform in the future. Updated performance information is available on Portfolio 21's website at www.portfolio21.com.

Calendar Year Total Return Class R	[1]

During the period shown in the bar chart, Portfolio 21's Class R shares highest quarterly return was 20.42% for the quarter ended June 30, 2009, and the lowest quarterly return was -20.69% for the quarter ended September 30, 2002.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Portfolio 21	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class R	Return Before Taxes	9.30%	4.88%	4.70%
Class R After Taxes on Distributions	Return After Taxes on Distributions	9.36%	4.86%	4.70%
Class R After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Portfolio Shares	6.29%	4.34%	4.21%
Class I	Return Before Taxes	9.66%	5.12%	4.82%
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
MSCI World IndexSM	MSCI World IndexSM (reflects no deduction for fees, expenses or taxes)	12.34%	2.99%	2.82%

Class I shares of Portfolio 21 commenced operations on March 30, 2007.

Performance shown for Class I shares for periods prior to its inception reflects the performance of Class R shares, adjusted to reflect Class I expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

[1]	Portfolio 21's year-to-date return for Class R shares as of September 30, 2011 was -12.89%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
Portfolio 21 (Prospectus Summary) | Portfolio 21
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Portfolio 21 seeks long-term capital growth.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of Portfolio 21.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
Portfolio 21 pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect Portfolio 21's performance. During the most recent fiscal year, Portfolio 21's turnover rate was 8.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived/Recouped and Expenses Absorbed provided in the Financial Highlights Section of the statutory Prospectus, which reflects the operating expenses of Portfolio 21 and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in Portfolio
21 with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Portfolio 21 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Portfolio 21's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, Portfolio 21 primarily invests in common stocks of domestic and foreign companies, including American Depositary Receipts
("ADRs"), of any size market capitalization. Currently, Portfolio 21 anticipates that it may invest in at least ten countries which may include: the United
States, Japan, Sweden, the United Kingdom, Switzerland, Denmark, Spain, France,
Germany and Brazil. The companies must satisfy certain environmental criteria and exhibit certain financial characteristics that indicate positive prospects for long-term earnings growth. "Portfolio 21" refers to the progressive thinking that will be required to sustain society in the 21st century. In selecting investments, the Advisor concentrates on those companies that are integrating environmental strategies into their business planning, practices and investments. The Advisor employs a "bottom-up" approach to stock selection.

When choosing foreign securities, Portfolio 21 may consider such factors as the condition and growth potential of the various economies and securities markets, currency and taxation policies and other pertinent financial, social, national and political factors. Under normal market circumstances, approximately 60% of
Portfolio 21's investments will typically be in foreign securities, either directly or through ADRs. In addition, Portfolio 21 may invest in companies located in emerging markets. With respect to emerging markets, there is no maximum percentage in which Portfolio 21 may invest.

All companies are reviewed on an ongoing basis to confirm their continued
commitment to environmental business practices. A security will be sold within a reasonable period of time after it is determined that one or both of the following has occurred: the company no longer meets the environmental evaluation criteria; and/or the company no longer meets minimum financial standards.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in
Portfolio 21. The following principal risks can affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Small- and Medium-Sized Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Management Risk: The Advisor may fail to implement Portfolio 21's investment strategies and meet its investment objective.

·  Foreign Securities and Emerging Markets Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. These risks are enhanced in emerging markets.

·  Environmental Policy Risk. Portfolio 21's environmental sustainability policy could cause it to underperform compared to similar funds that do not have such a policy. Accordingly, Portfolio 21 may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for environmental reasons when it might be otherwise disadvantageous for it to do so.

Risk, Lose Money	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in Portfolio 21.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in Portfolio 21. The bar chart below illustrates how Portfolio 21's
Class R shares total returns have varied from year to year. The table below illustrates how Portfolio 21's average annual total returns for 1, 5 and 10-year periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective. Portfolio 21's past performance, before and after taxes, is not necessarily an indication of how
Portfolio 21 will perform in the future. Updated performance information is available on Portfolio 21's website at www.portfolio21.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in Portfolio 21. The bar chart below illustrates how Portfolio 21's Class R shares total returns have varied from year to year. The table below illustrates how Portfolio 21's average annual total returns for 1, 5 and 10-year periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.portfolio21.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Portfolio 21's past performance, before and after taxes, is not necessarily an indication of how Portfolio 21 will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return Class R	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period shown in the bar chart, Portfolio 21's Class R shares highest quarterly return was 20.42% for the quarter ended June 30, 2009, and the lowest quarterly return was -20.69% for the quarter ended September 30, 2002.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on your situation and may differ from those shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
Class I shares of Portfolio 21 commenced operations on March 30, 2007.
Performance shown for Class I shares for periods prior to its inception reflects the performance of Class R shares, adjusted to reflect Class I expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Portfolio 21 (Prospectus Summary) | Portfolio 21 | Class R
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.89%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.69%)
Portfolio 21 | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Portfolio 21 | MSCI World IndexSM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World IndexSM (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.82%
Portfolio 21 | Class R
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.47%
Plus: Recouped Management Fees	ck0000811030_RecoupmentOverAssets	0.0001
Total Annual Portfolio Operating Expenses Plus Recouped Management Fees	rr_NetExpensesOverAssets	1.48%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	466
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	804
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,758
Annual Return 2001	rr_AnnualReturn2001	(5.11%)
Annual Return 2002	rr_AnnualReturn2002	(19.05%)
Annual Return 2003	rr_AnnualReturn2003	32.18%
Annual Return 2004	rr_AnnualReturn2004	15.87%
Annual Return 2005	rr_AnnualReturn2005	6.01%
Annual Return 2006	rr_AnnualReturn2006	24.38%
Annual Return 2007	rr_AnnualReturn2007	10.41%
Annual Return 2008	rr_AnnualReturn2008	(35.52%)
Annual Return 2009	rr_AnnualReturn2009	31.15%
Annual Return 2010	rr_AnnualReturn2010	9.30%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.70%
Portfolio 21 | Class R | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.70%
Portfolio 21 | Class R | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Portfolio Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.21%
Portfolio 21 | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%
Plus: Recouped Management Fees	ck0000811030_RecoupmentOverAssets	0.0001
Total Annual Portfolio Operating Expenses Plus Recouped Management Fees	rr_NetExpensesOverAssets	1.18%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	373
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	645
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,421
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.82%

[1]	Portfolio 21's year-to-date return for Class R shares as of September 30, 2011 was -12.89%.
[2]	Portfolio 21 Investments (the "Advisor") has contractually agreed to reduce its fees and/or pay Portfolio 21's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Portfolio Operating Expenses Plus Recouped Management Fees for Class R shares and Class I shares of Portfolio 21 to 1.50% and 1.20%, respectively, of each class' average net assets (the "Expense Caps"). The Expense Caps will remain in effect until at least October 31, 2012. The Agreement may be terminated at any time by the Board upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment for management fee waivers and/or Fund expense payments made in the prior three fiscal years.
[3]	The Total Annual Portfolio Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived/Recouped and Expenses Absorbed provided in the Financial Highlights Section of the statutory Prospectus, which reflects the operating expenses of Portfolio 21 and does not include Acquired Fund Fees and Expenses.